Business Combination - Schedule of Purchase Price for Acquisition (Details) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill			$ 696,000	$ 667,000
Brooklyn Immunotherapeutics, LLC [Member]
Cash			250,296
Restricted cash			86,000
Prepaid expenses and other current assets			19,998
Security deposits and other assets			379,331
Laboratory equipment			69,597
In process research and development			6,860,000
Accounts payable and accrued expenses			(4,528,969)
Loans payable			(410,000)
Loans payable, related parties			(1,500,000)
Net fair value assigned to assets acquired and liabilities assumed			1,226,253
Goodwill	$ 2,043,747		2,043,747	$ 2,043,747
Total			$ 3,270,000